Summary of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Assets		$ 5,540	$ 6,952
Recovery Receivables	29,400	37,025	34,482
Deferred Financing Costs		14,996	15,805
Trademark		299	299
Other Assets		9,587	6,815
Total Other Assets	$ 57,313	$ 67,447	$ 64,353